Intangible Assets - Transfer to property, plant and equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets, transfer	R$ 1,070	[1]	R$ (169)	[2]	R$ 65	[3]

[1]	Refers to R$ 1,070 transferred to property, plant and equipment.
[2]	Refers to amounts transferred from property, plant and equipment.
[3]	Refers to amounts transferred to property, plant and equipment and prepaid expenses.